Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Entity Central Index Key	0001510593
Entity Registrant Name	Xunlei Ltd
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	XNET
Entity Common Stock, Shares Outstanding	336,522,780
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false